As filed with the Securities and Exchange Commission on February 22, 2010

Securities Act File No. 333-142592
Investment Company Act File No. 811-22061

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 24	☒
and/or
REGISTRATION STATEMENT UNDER THE	☒
INVESTMENT COMPANY ACT OF 1940
Amendment No. 25	☒

(Check appropriate box or boxes)

BLACKROCK FUNDS II
(Exact Name of Registrant as Specified in Charter)

     55 East 52nd Street, New York, New York 10055
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

Anne F. Ackerley
BlackRock Funds II
55 East 52nd Street, New York, New York 10055
(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:	Howard B. Surloff, Esq.
Margery K. Neale, Esq.	BlackRock Advisors, LLC
Willkie Farr & Gallagher LLP	100 Bellevue Parkway
787 Seventh Avenue	Wilmington, Delaware 19809
New York, New York 10019-6009

It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on February 26, 2010 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [ ], 2010 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

Explanatory Note

This Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until February 26, 2010, the effectiveness of the registration statement filed in Post-Effective Amendment No. 19 on December 8, 2009, pursuant to paragraph (a) of Rule 485 under the 1933 Act. This Post-Effective Amendment No. 24 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 19.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 24 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 22nd day of February, 2010.

BLACKROCK FUNDS II
(REGISTRANT)

on behalf of BlackRock Multi-Sector Bond Portfolio

By:	/s/ Anne F. Ackerley

(Anne F. Ackerley, President and Chief Executive Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment 24 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	/s/ Anne F. Ackerley	President and Chief Executive Officer	February 22, 2010
(Principal Executive Officer)
Anne F. Ackerley

	/s/ Neal J. Andrews	Chief Financial Officer (Principal	February 22, 2010
Financial and Accounting Officer)
Neal J. Andrews

	JAMES H. BODURTHA*	Trustee

(James H. Bodurtha)

	BRUCE R. BOND*	Trustee

(Bruce R. Bond)

	DONALD W. BURTON*	Trustee

(Donald W. Burton)

	STUART E. EIZENSTAT*	Trustee

(Stuart E. Eizenstat)

	KENNETH A. FROOT*	Trustee

(Kenneth A. Froot)

	ROBERT M. HERNANDEZ*	Trustee

(Robert M. Hernandez)

	JOHN F. O’BRIEN*	Trustee

(John F. O’Brien)

	ROBERTA COOPER RAMO*	Trustee

(Roberta Cooper Ramo)

	DAVID H. WALSH*	Trustee

(David H. Walsh)

	FRED G. WEISS*	Trustee

(Fred G. Weiss)

	RICHARD R. WEST*	Trustee

(Richard R. West)

	RICHARD S. DAVIS*	Trustee

(Richard S. Davis)

	LAURENCE D. FINK*	Trustee

(Laurence D. Fink)

	HENRY GABBAY*	Trustee

(Henry Gabbay)

*By:	/s/ Denis R. Molleur		February 22, 2010

Denis R. Molleur (Attorney-in-Fact)